iShares®

iShares Trust

Supplement dated April 3, 2020 (the “Supplement”)

to the Statement of Additional Information (the “SAI”)

dated February 28, 2020 for the

iShares® iBonds® Mar 2020 Term Corporate ETF (IBDC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective April 3, 2020. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-IBDC-0420

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE